First Trust Smith Opportunistic Fixed Income ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	67 Months Ended	83 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.36%	1.28%
First Trust Smith Opportunistic Fixed Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.71%	1.02%		1.26%
Performance Inception Date	Feb. 14, 2017
First Trust Smith Opportunistic Fixed Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.99%	(0.23%)		0.05%
First Trust Smith Opportunistic Fixed Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.34%	0.28%		0.46%